Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Cash equivalents	$ 0	$ 0
Depreciation	0	0	$ 5,013
Research and Development expenses	9,560,897	9,133,455	8,820,204
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	2,318,385	3,066,875	3,372,093
Unrecognized tax benefits	$ 0	0
Patents
Summary of Significant Accounting Policies
Finite-Lived intangible assets, remaining amortization period	22 years
Amortization of intangible assets	$ 3,708	$ 4,126	$ 3,894